Derivatives	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about hedges [abstract]
Derivatives
11.	Derivatives

(a)	The notional amounts of derivatives outstanding as of December 31, 2023 and 2024 are as follows:

	2023		2024
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	142,779,721	167,805,176
Currency swaps		45,159,344	59,641,567
Currency options		1,265,326	2,182,530

		189,204,391	229,629,273
Exchange traded:
Currency futures		2,189,413	1,534,764

		191,393,804	231,164,037

Interest rates related:
Over the counter:
Interest rate forwards and swaps		41,950,711	57,169,341
Interest rate options		516,577	825,057

		42,467,288	57,994,398
Exchange traded:
Interest rate futures		3,943,763	4,875,687
Interest rate swaps (*)		94,186,140	142,194,805

		98,129,903	147,070,492

		140,597,191	205,064,890

Credit related:
Over the counter:
Credit swaps		4,178,441	5,041,093

Equity related:
Over the counter:
Equity swaps and forwards		4,100,836	5,975,657
Equity options		3,552,337	2,923,962

		7,653,173	8,899,619
Exchange traded:
Equity futures		2,764,186	1,600,342
Equity options		240,603	452,322

		3,004,789	2,052,664

		10,657,962	10,952,283

Commodity related:
Over the counter:
Commodity swaps and forwards		1,034,225	2,121,686
Commodity options		8,000	—

		1,042,225	2,121,686

Exchange traded:
Commodity futures and options		93,004	172,899

		1,135,229	2,294,585

	2023		2024
Hedge:
Currency forwards		2,142,233	4,345,149
Currency swaps		4,448,030	7,993,851
Interest rate forwards and swaps		12,469,580	13,219,417
Equity options		—	18,750

		19,059,843	25,577,167

	~~W~~	367,022,470	480,094,055

(*)	The notional amounts of derivatives outstanding that will be settled in the ‘Central Counter Party (CCP)’ system.

(b)	Fair values of derivative instruments as of December 31, 2023 and 2024 are as follows:

	2023			2024
	Assets		Liabilities	Assets	Liabilities
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	1,558,662	1,402,185	5,731,971	3,887,398
Currency swaps		1,431,614	1,206,156	2,299,084	3,823,249
Currency options		13,128	13,065	24,230	25,700

		3,003,404	2,621,406	8,055,285	7,736,347
Exchange traded:
Currency futures		30	1,102	1,527	828

		3,003,434	2,622,508	8,056,812	7,737,175

Interest rates related:
Over the counter:
Interest rate forwards and swaps		683,814	902,989	734,284	859,402
Interest rate options		4,011	17,038	1,157	28,907

		687,825	920,027	735,441	888,309
Exchange traded:
Interest rate futures		2,253	11,757	2,929	675

		690,078	931,784	738,370	888,984

Credit related:
Over the counter:
Credit swaps		473,582	10,366	507,677	9,764

Equity related:
Over the counter:
Equity swap and forwards		166,010	350,768	96,841	137,399
Equity options		7,137	165,834	95,173	112,088

		173,147	516,602	192,014	249,487

	2023			2024
	Assets		Liabilities	Assets	Liabilities
Exchange traded:
Equity futures		66,356	16,346	1,228	13,302
Equity options		47,167	16,735	66,177	4,274

		113,523	33,081	67,405	17,576

		286,670	549,683	259,419	267,063

Commodity related:
Over the counter:
Commodity swaps and forwards		3,314	84,957	914	129,833

Exchange traded:
Commodity futures and options		2,122	638	13,704	3,642

		5,436	85,595	14,618	133,475

Hedge:
Currency forwards		21,580	34,492	12,100	213,015
Currency swaps		111,024	99,093	539,015	181,413
Interest rate forwards and swaps		119,617	704,895	151,246	623,702
Equity options		—	—	—	3,941

		252,221	838,480	702,361	1,022,071

	~~W~~	4,711,421	5,038,416	10,279,257	10,058,532

(c)	Gain or loss on valuation of derivatives for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Foreign currency related:
Over the counter
Currency forwards	~~W~~	44,245	36,890	1,734,704
Currency swaps		(144,318)	135,712	(1,739,525)
Currency options		4,247	1,355	4,392

		(95,826)	173,957	(429)

Exchange traded
Currency futures		17,972	(955)	804

		(77,854)	173,002	375

Interest rates related:
Over the counter
Interest rate forwards and swaps		(173,277)	181,987	115,234
Interest rate options		285	(2,886)	(2,413)

		(172,992)	179,101	112,821

	2022		2023	2024
Exchange traded
Interest rate futures and others		1,026	(9,511)	2,253

		(171,966)	169,590	115,074

Credit related:
Over the counter
Credit swaps		(25,562)	53,042	44,223

Equity related:
Over the counter
Equity swap and forwards		(192,888)	(19,934)	(61,607)
Equity options		3,360	(159,324)	28,708

		(189,528)	(179,258)	(32,899)

Exchange traded
Equity futures		(69,200)	50,009	(12,093)
Equity options		(27,932)	(13,929)	1,085

		(97,132)	36,080	(11,008)

		(286,660)	(143,178)	(43,907)

Commodity related:
Over the counter
Commodity swaps and forwards		(148,591)	37,027	(43,643)
Commodity options		5,840	1,516	—

		(142,751)	38,543	(43,643)

Exchange traded
Commodity futures		2,058	1,484	10,062

		(140,693)	40,027	(33,581)

Hedge		(743,542)	327,016	242,379

	~~W~~	(1,446,277)	619,499	324,563

(d)	Gains and losses related to hedge

i)	Gains and losses on fair value hedged items and hedging instruments attributable to the hedged ineffectiveness for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022
	Gains and losses on fair value hedges (hedged items)		Gains and losses on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate risk (*1)	~~W~~	697,330	(728,397)	(31,067)
Foreign exchange risk (*1)		20,748	(22,056)	(1,308)
Stock price volatility risk		(4,762)	3,411	(1,351)

	~~W~~	713,316	(747,042)	(33,726)

	2023
	Gains and losses on fair value hedges (hedged items)		Gains and losses on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate risk (*1)	~~W~~	(271,425)	282,835	11,410
Foreign exchange risk (*1)		4,102	(5,264)	(1,162)

	~~W~~	(267,323)	277,571	10,248

	2024
	Gains and losses on fair value hedges (hedged items)		Gains and losses on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate risk (*1)	~~W~~	(45,264)	42,787	(2,477)
Foreign exchange risk (*1)		44,094	(46,382)	(2,288)
Other price risk (*1)		(1,548)	1,109	(439)

	~~W~~	(2,718)	(2,486)	(5,204)

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities.
(*2)	The hedge ineffectiveness is the difference between gains and losses on hedged items and hedging instruments.

ii)
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year, the amounts recognized in the profit or loss and other comprehensive income are as follows:

	2022
	Gains (losses) on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss reclassified amount
Cash flow hedges:
Interest rate risk (*1)	~~W~~	(132,203)	(47,854)	(65)
Foreign exchange risk (*1)		29,322	(54,969)	122,893
Discontinuation of cash flow hedges		—	—	9,270
Hedge of net investments:
Foreign exchange risk (*1)		(25,793)	(4,096)	—

	~~W~~	(128,674)	(106,919)	132,098

	2023
	Gains (losses) on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss reclassified amount
Cash flow hedges:
Interest rate risk (*1)	~~W~~	99,268	(512)	(1,760)
Foreign exchange risk (*1)		(10,294)	(7,069)	(25,698)
Discontinuation of cash flow hedges		(5,531)	—	14,659
Hedge of net investments:
Foreign exchange risk (*1)		(3,903)	3,673	—

	~~W~~	79,540	(3,908)	(12,799)

	2024
	Gains (losses) on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss reclassified amount
Cash flow hedges:
Interest rate risk (*1)	~~W~~	89,293	(5,034)	(151)
Foreign exchange risk (*1)		2,548	(6,184)	210,424
Discontinuation of cash flow hedges		(39,621)	—	47,957
Hedge of net investments:
Foreign exchange risk (*1)		(221,221)	(1,191)	—

	~~W~~	(169,001)	(12,409)	258,230

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities, currency forwards assets / liabilities and borrowings.
(*2)	The hedge ineffectiveness is the difference between gains and losses on hedged items and hedging instruments.
(e)	Effect of hedge accounting on the consolidated financial statements, statement of comprehensive income, statement of changes in equity

i)	Hedging purpose and strategy
The Group transacts with derivative financial instruments to hedge its interest rate risk, currency risk and stock price fluctuation risk arising from the assets and liabilities of the Group. The Group applies the fair value hedge accounting for the changes in the market interest rates, foreign exchange rates and stock price of the Korean won structured notes, foreign currency generated financial debentures, Korean won structured deposits, foreign currency investment receivables and beneficiary securities in foreign currency; and cash flow hedge accounting for forward interest rate, interest rate swaps, forward currency and currency swaps to hedge cash flow risk due to interest rates and foreign exchange rates of the Korean won debt, foreign currency debt, foreign currency structured deposits, the Korean won bonds and foreign currency bonds, etc.

In addition, in order to hedge the exchange rate risk of the net investment in overseas business, the Group applies the net investment hedge accounting for foreign operations using currency forward and non-derivative
financial instruments.

ii)	Nominal amounts and average hedge ratios for hedging instruments as of December 31, 2023 and 2024 are as follows:

	2023
	Less than 1 year		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total
Interest risk:
Nominal values:	~~W~~	3,038,263	609,182	2,143,914	804,873	1,935,599	3,937,749	12,469,580
Average price condition (*1)		0.82%	3.02%	1.64%	1.65%	1.37%	0.74%	1.18%
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Exchange risk: (*2)
Nominal values:		1,871,327	1,335,798	2,139,371	974,113	1,687,341	49,109	8,057,059
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

(*1)	Interest rate swaps consist of 3M CD, USD SOFR, 3M Euribor, and 3M AUD Bond.
(*2)	The average exchange rates of net investment hedge instruments are USD/KRW 1,235.14, JPY/KRW 9.46, EUR/KRW 1,358.46, GBP/KRW 1,547.81, AUD/KRW 865.53, CAD/KRW 921.27, CNY/KRW 177.98, SEK/KRW 126.18.

	2024
	Less than 1 year		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total
Interest risk:
Nominal values:	~~W~~	910,440	2,621,365	1,943,818	2,350,027	1,161,927	4,231,840	13,219,417
Average price condition (*1)		2.49%	1.75%	1.57%	1.54%	1.36%	0.38%	1.27%
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Exchange risk: (*2)
Nominal values:		4,319,632	2,421,806	3,072,483	2,870,442	1,059,147	447,703	14,191,213
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Other price risk: (*3)
Nominal values:		—	—	18,750	—	—	—	18,750
Average hedge ratio:		—	—	100%	—	—	—	100%

(*1)	Interest rate swaps consist of 3M CD, USD SOFR, 3M Euribor, and 3M AUD Bond.
(*2)	The average exchange rates of net investment hedge instruments are USD/KRW 1,280.52, JPY/KRW 9.25, EUR/KRW 1,402.37, GBP/KRW 1,561.57, AUD/KRW 892.94, CAD/KRW 991.06, CNY/KRW 189.50, SEK/KRW 127.54.
(*3)	The equity option, which has an exercise price of ~~W~~ 324,027.

iii)	Effect of hedging derivatives on the consolidated statement of financial position, statement of comprehensive income, statement of changes in equity.

	2023
	Nominal amount		Carrying amount of asset (*)	Carrying amount of liability (*)	Changes in fair value in the period
Fair value hedges
Interest rate forward and swap	~~W~~	10,112,789	65,787	614,219	246,594
Currency forward		308,117	2,949	791	(327)
Cash flow hedges
Interest rate swap		2,356,791	53,830	90,676	99,442
Currency swap		4,448,030	111,024	99,093	(21,649)
Currency forward		1,150,734	12,593	30,925	2,170
Hedge of net investments in foreign operations
Currency forward		683,382	6,038	2,776	4,537
Borrowings		1,466,795	—	1,462,329	(4,767)

	2024
	Nominal amount		Carrying amount of asset (*)	Carrying amount of liability (*)	Changes in fair value in the period
Fair value hedges
Interest rate forward and swap	~~W~~	10,347,033	57,685	579,563	42,787
Currency forward		429,939	—	39,395	(46,382)
Equity options		18,750	—	3,941	1,109
Cash flow hedges
Interest rate swap		2,872,383	93,562	44,139	60,694
Currency swap		7,993,851	539,015	181,413	314,114
Currency forward		1,723,440	2,087	138,694	(104,727)
Hedge of net investments in foreign operations
Currency forward		2,191,770	10,013	34,926	(41,071)
Borrowings		1,852,212	—	1,848,316	(181,341)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forward assets / liabilities, equity option liabilities etc.

iv)	Effect of hedging items on the consolidated statement of financial position, statement of comprehensive income, statement of changes in equity

	2023
	Carrying amount of assets (*)		Carrying amount of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes of fair value in the year	Cash flow hedge reserve	Foreign currency translation reserves
Fair value hedges
Interest rate risk Borrowings and others	~~W~~	685,340	9,224,390	41,643	(579,315)	(240,965)	—	—
Foreign exchange risk Securities in foreign currency		544,706	—	—	—	1,313	—	—
Cash flow hedges
Interest rate risk Debentures in won and debentures in foreign currency		641,750	1,029,542	—	—	(11,068)	26,648	—
Foreign exchange risk Debentures in foreign currency and loans in foreign currency		2,490,098	2,342,230	—	—	69,784	(17,812)	—
Hedge of net investments in foreign operations
Foreign exchange risk Net assets in foreign operation		—	—	—	—	3,903	—	(36,931)

	2024
	Carrying amount of assets (*)		Carrying amount of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes of fair value in the year	Cash flow hedge reserve	Foreign currency translation reserves
Fair value hedges
Interest rate risk Borrowings and others	~~W~~	996,275	9,167,678	11,271	(540,967)	(45,264)	—	—
Foreign exchange risk Securities in foreign currency		480,273	—	—	—	44,094	—	—
Other price risk Loans		5,809	—	(1,548)	—	(1,548)	—	—
Cash flow hedges
Interest rate risk Debentures in won and debentures in foreign currency		357,441	749,708	—	—	(3,449)	25,943	—
Foreign exchange risk Debentures in foreign currency and loans in foreign currency		2,971,800	5,045,127	—	—	773,828	(8,638)	—
Hedge of net investments in foreign operations
Foreign exchange risk Net assets in foreign operation		—	—	—	—	221,221	—	184,291

(*)	The related account categories are presented as borrowings and debt securities, etc.